Income Taxes and Accounting for Uncertainty in Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes and Accounting for Uncertainty in Income Taxes
Schedule of components of the (provision for) benefit from income taxes

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Current (benefit) provision:
Federal	$394,824	$208,821	$273,632
State	88,449	48,417	64,534
Foreign	3,971	6,203	4,616
Total current (benefit) provision	487,244	263,441	342,782

Deferred (benefit) provision:
Federal	14,327	11,243	(25,934)
State	(2,161)	(1,987)	(123)
Increase (decrease) in valuation allowance	948	2,054	1,580
Total deferred (benefit) provision	13,114	11,310	(24,477)
Total (benefit) provision	$500,358	$274,751	$318,305

Schedule of reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes

	For the Years Ended December 31,
	2020	2019	2018

	% of pre-tax income/(loss)
Statutory rate	21.0	21.0	21.0
State income taxes, net of federal benefit	3.6	3.6	4.4
Other, net	(0.6)	0.3	(0.8)
Total (benefit) provision for income taxes	24.0	24.9	24.6

Schedule of deferred tax assets and liabilities

	As of December 31,
	2020	2019

	(In thousands)
Deferred tax assets:
NOL, interest, credit and other carryforwards	$10,641	$12,323
Accrued and prepaid expenses	4,911	96,974
Stock-based compensation	15,924	19,719
Deferred revenue	27,612	17,238
Total deferred tax assets	59,088	146,254
Valuation allowance	(10,469)	(9,521)
Deferred tax asset after valuation allowance	48,619	136,733

Deferred tax liabilities:
Depreciation	(386,379)	(458,811)
FCC authorizations and other intangible amortization	(173,539)	(174,399)
Bases difference in partnerships and other investments	(3,629)	(5,380)
Total deferred tax liabilities	(563,547)	(638,590)
Net deferred tax asset (liability)	$(514,928)	$(501,857)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities

	For the Years Ended December 31,
Unrecognized tax benefit	2020	2019	2018

	(In thousands)
Balance as of beginning of period	$208,152	$194,136	$201,162
Additions based on tax positions related to the current year	233	3,232	10,550
Additions based on tax positions related to prior years	1,800	28,137	1,154
Reductions based on tax positions related to prior years	(20,337)	(13,028)	(4,479)
Reductions based on tax positions related to settlements with taxing authorities	(831)	(2,362)	(8,328)
Reductions based on tax positions related to the lapse of the statute of limitations	(876)	(1,963)	(5,923)
Balance as of end of period	$188,141	$208,152	$194,136